Concentration and risks	12 Months Ended
Dec. 31, 2019
Concentration and risks
Concentration and risks

5. Concentration and risks

(a)         Concentration of customers and suppliers

There was nil,  one and nil customer accounted for more than 10% of the Company’s total revenues for the years ended December 31, 2017, 2018 and 2019 respectively. There were four customers which individually accounted for more than 10% of the Company’s net accounts receivable as of December 31, 2018 and three customers with relationship with each other in aggregate accounted for 31% of the Company's net accounts receivable as of December 31, 2019.

	For the Year
	Ended
	December 31,
Revenues	2017	2018	2019
Customer A	*	13%	*

	As of
	December 31,
Accounts receivable, net	2018	2019
Customer A	29%	*
Customer B	12%	*
Customer C	11%	*
Customer D	10%	*
In aggregate of Customer E,F,G	*	31%

There were two,  nil and nil suppliers, e.g. advertising agencies, which individually accounted for more than 10% of the Company’s total costs and expenses for the years ended December 31, 2017, 2018 and 2019 respectively. One and two suppliers individually accounted for more than 10% of the Company’s accounts payable as of December 31, 2018 and 2019 respectively as follows:

	For the Year
	Ended
	December 31,
Costs and expenses	2017	2018	2019
Supplier I	13%	*	*
Supplier II	14%	*	*

	As of
	December 31,
Accounts payable	2018	2019
Supplier III	14%	*
Supplier IV	*	36%
Supplier V	*	17%

*     The percentage was below 10% for the period.

(b)         Credit risks

The Group’s credit risk primarily arises from receivables due from its customers, related parties and other parties. The maximum exposure of such assets to credit risk is the assets’ carrying amounts as of the balance sheet dates. The Group believes that there is no significant credit risk associated with amount due from related parties. Receivables due from customers are typically unsecured in the PRC and the credit risk with respect to which is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

(c)          Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.